Employee Benefit Plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefit Plans
Contributions to employee benefit plan	¥ 102.6	¥ 61.2	¥ 24.9
Ongoing obligation to employees subsequent to contributions to employee benefit plans	¥ 0.0